Leases (Details) - Schedule of future lease payments	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Future Lease Payments [Abstract]
Balance	$ 1,244,470
Additions	922,546
Interest expenses	42,750
Lease payments	(134,026)
Effects of currency translation	25,768
Balance	$ 2,101,508